Emerging Markets Debt Portfolio (Prospectus Summary) | Emerging Markets Debt Portfolio
Emerging Markets Domestic Debt Portfolio (formerly Emerging Markets Debt Portfolio)
Objective
The Emerging Markets Domestic Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of
Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional
Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund
Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information-How To Purchase Class H Shares" section on page 13 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Emerging Markets Debt Portfolio	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	3.50%	[1]	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%		2.00%
[1]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information-How To Purchase Class H Shares."

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Emerging Markets Debt Portfolio		Class I	Class P	Class H	Class L
Advisory Fee		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fee		none	0.25%	0.25%	0.75%
Other Expenses		0.44%	0.44%	0.44%	0.44%
Total Annual Portfolio Operating Expenses	[1]	1.19%	1.44%	1.44%	1.94%
Fee Waiver and/or Expense Reimbursement	[1]	0.34%	0.34%	0.34%	0.34%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.85%	1.10%	1.10%	1.60%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I, 1.10% for Class P, 1.10% for Class H and 1.60% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Emerging Markets Debt Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	87	271	471	1,049
Class P	112	350	606	1,340
Class H	458	687	935	1,643
Class L	163	505	871	1,900

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in debt securities of issuers located in emerging market countries that are denominated in the local currency.

The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. In selecting the Portfolio's investments, the Adviser analyzes the ability of an emerging market country's government to formulate and implement fiscal and economic policies;
socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation.

The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. In addition, the
Portfolio may sell securities short. The Portfolio may also invest in restricted and illiquid securities.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. A portion of the
Portfolio's fixed income securities may be rated below investment grade.

• Lower Rated Fixed Income Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage.
Leverage magnifies the potential for gain and the risk of loss.

• Short Sales. In a short sale transaction, the Portfolio sells a borrowed security in anticipation of a decline in the market value of that security. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio may lose money. Losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The
Portfolio's returns include the maximum applicable sales charge for Class H and assume you sold your shares at the end of each period (unless otherwise noted).
The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.
Annual Total Returns-Calendar Years

High Quarter 6/30/09 14.49% Low Quarter 9/30/11 -10.08%
Average Annual Total Returns (for the calendar periods ended December 31, 2011)
Average Annual Total Returns Emerging Markets Debt Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Since Inception Quaternary
Class I	Class I Return before Taxes		(3.66%)	5.15%	9.74%	9.58%		Feb. 01, 1994
Class I After Taxes on Distributions	Class I Return after Taxes on Distributions		(5.59%)	2.93%	7.16%	4.09%		Feb. 01, 1994
Class I After Taxes on Distributions and Sales	Class I Return after Taxes on Distributions and Sale of Portfolio Shares		(2.10%)	3.14%	6.94%	4.46%		Feb. 01, 1994
Class P	Class P Return before Taxes		(3.90%)	4.86%	9.46%	9.78%		Jan. 02, 1996
Class H	Class H Return before Taxes		(7.22%)			4.09%		Jan. 02, 2008
Class L	Class L Return before Taxes		(4.34%)			4.84%		Jun. 16, 2008
JP Morgan EMBI Global Bond Index/JP Morgan GBI-EM Global Diversified Bond Index	JP Morgan EMBI Global Bond Index/JP Morgan GBI-EM Global Diversified Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	(1.75%)	7.02%	10.49%	9.82%			10.81%	6.96%	7.67%
Lipper Emerging Markets Debt Funds Index	Lipper Emerging Markets Debt Funds Index (reflects no deduction for taxes)	[2]	2.19%	5.76%	10.85%		[3]		10.39%	5.68%	6.69%
[1]	The JP Morgan EMBI Global Bond Index/JP Morgan GBI-EM Global Diversified Bond Index is a custom index represented by performance of the JP Morgan EMBI Global Bond Index (which tracks the performance of U.S. dollar-denominated debt instruments issued by emerging markets) for periods from the Portfolio's inception to September 30, 2007 and the JP Morgan GBI-EM Global Diversified Bond Index (which tracks local currency government bonds issued by emerging markets) for periods thereafter. It is not possible to invest directly in an index.
[2]	The Lipper Emerging Markets Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Markets Debt Funds classification. There are currently 10 funds represented in this Index.
[3]	Since Inception return information is not available for this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.